Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Increase/(decrease) in discount rate percentage	2.10%
Discount rate percentage	11.90%		9.80%